Significant Accounting Judgments & Estimates	12 Months Ended
Dec. 31, 2024
Accounting Judgements And Estimates [Abstract]
Significant Accounting Judgments & Estimates	Note 4 - Significant Accounting Judgments & Estimates
(Amounts in thousands, except share, per share and per unit data)
In applying the Group's accounting policies described in Note 3, the Directors made the following judgments and estimates, which may significantly affect the amounts recognized in the Group Financial Statements.
Significant JudgmentsBusiness Combinations & Asset Acquisitions
The Group follows the guidance in IFRS 3, Business Combinations (“IFRS 3”) for determining the appropriate accounting treatment for acquisitions. IFRS
3 permits an initial fair value assessment to determine if substantially all of the fair value of the assets acquired is concentrated in a single asset or group of similar assets, known as the “concentration test”. If the initial screening test is not met, the asset may be considered a business based on whether there are inputs and substantive processes in place. The accounting treatment is derived based on the results of this analysis and the conclusion on an acquisition’s classification as a business combination or an asset acquisition.
If the acquisition is deemed to be a business, the acquisition method of accounting is applied. Identifiable assets acquired and liabilities assumed at the acquisition date are recorded at fair value. When the fair value exceeds the consideration transferred, a bargain purchase gain is recognized.
Conversely, when the consideration transferred exceeds the fair value, goodwill is recorded. If the transaction is deemed to be an asset purchase, the cost accumulation and allocation model is used whereby the assets and liabilities are recorded based on the purchase price and allocated to the individual assets and liabilities based on relative fair values. As a result, gains on bargain purchases are not recognized on asset acquisitions.
Additionally, in instances when the acquisition of a group of assets contains contingent consideration, the Group records changes in the fair value of the contingent consideration through the basis of the asset acquired rather than through the Consolidated Statement of Comprehensive Income. More
information regarding conclusions reached with respect to this judgment is included in Note 5.
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed in a business combination are based on various market participant assumptions and valuation methodologies, requiring considerable judgment by management. The most significant variables in these valuations are discount rates and other assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates based on the risk inherent in the acquired assets, specific risks, industry beta, and the capital structure of guideline companies. The valuation of an acquired business is based on available information at the acquisition date and assumptions that are believed to be reasonable. However, a change in facts and circumstances as of the acquisition date can result in subsequent adjustments during the measurement period, but no later than one year from the acquisition date.
Significant EstimatesEstimating the Fair Value of Acquired Natural Gas & Oil Properties
The Group determines the fair value of its natural gas and oil properties acquired through business combinations using the income approach. This approach is based on expected discounted future cash flows, which are derived from estimated reserve quantities, production and development costs, and forward prices for natural gas and oil. Future net cash flows are discounted using a weighted average cost of capital and additional risk factors.
Proved reserves are estimated using available geological and engineering data and include only those volumes for which market access is reasonably certain. These estimates are inherently imprecise, requiring judgment and regular revisions. Revisions may be based on new information from additional drilling, long-term reservoir performance observations, and changes in economic factors such as product prices, contract terms, or operating expenses.
Impairment of Natural Gas & Oil Properties
When preparing the Group Financial Statements, the Group considers whether there is any evidence of impairment in the natural gas and oil properties.
This assessment involves reviewing producing assets for impairment indicators at the balance sheet date. Indicators can include significant or prolonged decreases in commodity pricing, negative market changes, downward revisions of reserve estimates, or increases in operating costs.
The Group reviews the carrying value of its natural gas and oil properties on a field basis annually or when an indicator of impairment is identified. The impairment test compares the carrying value of these properties to their recoverable amount, which is based on the present value of estimated future net cash flows from proved reserves. These future cash flows are calculated using estimated reserve quantities, production and development costs, and forward prices for natural gas and oil. If the carrying value exceeds fair value, the Group recognizes an impairment by writing down the value of the properties to their fair value. For the year ended December 31, 2024, no such impairments were recorded.
For the year ended December 31, 2023, the Group determined that the carrying amounts of certain proved properties for two fields were not recoverable from future cash flows and recognized an impairment charge of $41,616. No such impairment was recorded during the year ended
December 31, 2022. Refer to Note 10 for additional information regarding the Group’s impairment assessment.
If there has been an impairment charge in a previous period, it will be reversed in a later period if circumstances change and the recoverable amount exceeds the net book value at the time. When reversing impairment losses, the asset’s carrying amount will be increased to the lower of its original carrying value or the carrying value that would have been determined (net of depletion) if no impairment loss had been recognized in prior years. No such recoveries were recorded during the years ended December 31, 2024, 2023, and 2022. For more details, refer to Note 10.
When applicable, the Group recognizes impairment losses in the Consolidated Statement of Comprehensive Income, categorizing them according to the function of the impaired asset.
Reserve Volume Estimates
Proved reserves are the estimated volumes of natural gas, oil and NGLs that can be economically produced with reasonable certainty from known reservoirs, given current economic conditions and operating methods.
To estimate these reserves, we depend on the interpretation and judgment of engineering and production data, along with certain economic data such as commodity prices, operating expenses, capital expenditures, and taxes. Since many factors, assumptions, and variables involved in estimating proved reserves can change over time, the estimates of natural gas, oil and NGL reserve volumes are subject to revision.
Taxation
The Group makes certain estimates when calculating deferred tax assets and liabilities, as well as income tax expense. These estimates often require judgment regarding the timing and recognition of differences of revenue and expenses for tax and financial reporting purposes, as well as the tax basis of our assets and liabilities at the balance sheet date before tax returns are completed. Additionally, the Group must evaluate the likelihood of recovering or utilizing its deferred tax assets and may record a valuation allowance against these assets when it is not expected that they will be realized. In determining whether to apply a valuation allowance, the Group considers evidence such as future taxable income, among other factors. This process involves numerous judgments and assumptions, including estimates of commodity prices, production, and other operating conditions. If any of these factors, assumptions, or judgments change, the deferred tax asset could be adjusted, particularly decreasing if it is determined that the asset is unlikely to be realized. Conversely, a valuation allowance may be reversed if it is determined that the asset is likely to be realized.
Asset Retirement Obligations
The costs associated with asset retirement obligations are inherently uncertain and can fluctuate due to various factors, such as changes in legal requirements, the development of new restoration techniques, or experiences at other production sites. The expected timing and amount of these expenditures can also vary, for instance, due to changes in reserves or modifications in laws and regulations or their interpretation. Consequently, significant estimates and assumptions are necessary to determine the provision for asset retirement. These assumptions include the costs to retire the wells, the Group’s retirement plan, an assumed inflation rate, and the discount rate. Changes in these assumptions could lead to a substantial change in the carrying value of the asset retirement obligations within the next financial year. For more details and sensitivity analysis, refer to Note 19.